American Funds® International Vantage Fund
Investment portfolio
January 31, 2026
unaudited

Common stocks 97.00% Industrials 27.32%	Shares	Value (000)
Safran SA	204,332	$72,904
Rolls-Royce Holdings PLC	3,846,926	63,746
DSV A/S	172,640	48,474
Airbus SE, non-registered shares	206,776	47,403
BAE Systems PLC	1,567,329	42,336
Hitachi, Ltd.	994,700	34,457
Schneider Electric SE	98,870	28,397
Mitsubishi Corp.	1,013,954	26,843
ABB, Ltd.	308,019	26,560
Ryanair Holdings PLC (ADR)	374,950	26,472
Siemens AG	84,578	25,695
MTU Aero Engines AG	53,780	23,874
Recruit Holdings Co., Ltd.	433,800	22,705
Marubeni Corp.	581,300	19,213
RELX PLC	540,725	19,082
Rheinmetall AG, non-registered shares	8,665	18,298
Daikin Industries, Ltd.	152,300	18,290
ITOCHU Corp.	1,333,500	16,983
Volvo AB, Class B	454,185	16,520
Kingspan Group PLC	156,759	13,657
Wolters Kluwer NV	130,889	12,238
Compagnie de Saint-Gobain SA, non-registered shares	101,091	9,972
Komatsu, Ltd.	234,800	8,995
Mitsubishi Electric Corp.	256,400	8,002
Computershare Ltd.	347,897	7,924
Deutsche Post AG	117,320	6,581
Weir Group PLC (The)	146,681	6,475
Bombardier, Inc., Class B (a)	37,630	6,428
Atlas Copco AB, Class A	292,808	6,040
Canadian National Railway Co. (CAD denominated)	32,889	3,164
Canadian National Railway Co.	25,197	2,424
Brambles, Ltd.	316,434	4,936
SGH, Ltd.	149,807	4,842
Epiroc AB, Class A	169,618	4,755
SPIE SA	86,547	4,740
Melrose Industries PLC	543,365	4,654
ASSA ABLOY AB, Class B	109,077	4,407
Babcock International Group PLC	210,721	4,138
IHI Corp.	156,900	3,617
BayCurrent, Inc.	74,100	2,605
		728,846
Financials 19.64%
Skandinaviska Enskilda Banken AB, Class A	2,473,730	53,140
UniCredit SpA	535,099	46,588
Banco Santander SA	2,802,093	35,805
American Funds International Vantage Fund — Page 1 of 7

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Resona Holdings, Inc.	2,971,990	$34,365
Munchener Ruckversicherungs-Gesellschaft AG	55,520	33,721
Hong Kong Exchanges and Clearing, Ltd.	600,900	33,244
NatWest Group PLC	3,602,581	32,792
London Stock Exchange Group PLC	283,115	31,465
AIA Group, Ltd.	2,715,000	31,400
Banco Bilbao Vizcaya Argentaria SA	1,153,637	29,332
Euronext NV	182,871	25,557
Standard Chartered PLC	945,503	24,090
DBS Group Holdings, Ltd.	458,370	21,331
BNP Paribas SA	194,894	21,069
Deutsche Bank AG	405,350	16,000
Deutsche Boerse AG	53,533	13,535
T&D Holdings, Inc.	344,300	8,461
Rakuten Bank, Ltd. (a)	165,100	7,856
Banca Generali SpA	111,984	7,533
Hiscox, Ltd.	224,352	4,550
Wise PLC, Class A (a)	283,607	3,660
Sampo Oyj, Class A	316,882	3,531
Medibank Private, Ltd.	778,442	2,504
Tokio Marine Holdings, Inc.	65,300	2,417
		523,946
Information technology 14.73%
ASML Holding NV	77,189	111,222
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	184,136	60,868
SAP SE	213,290	43,122
Tokyo Electron, Ltd.	119,700	31,951
Fujitsu, Ltd.	867,300	24,003
Shopify, Inc., Class A, subordinate voting shares (a)	177,088	23,239
SK hynix, Inc. (GDR)	33,629	21,237
Keyence Corp.	56,020	20,430
Halma PLC	355,171	17,224
TDK Corp.	1,115,800	14,283
Disco Corp.	32,700	13,986
OBIC Co., Ltd.	369,885	10,270
Nemetschek SE	12,292	1,077
		392,912
Health care 9.03%
Novo Nordisk AS, Class B	1,226,354	71,932
AstraZeneca PLC	355,442	66,146
EssilorLuxottica SA	97,170	29,705
Chugai Pharmaceutical Co., Ltd.	474,100	26,962
HOYA Corp.	77,100	12,888
BeOne Medicines, Ltd. (ADR) (a)	37,728	12,842
QIAGEN NV	104,138	5,589
Terumo Corp.	425,000	5,540
Innovent Biologics, Inc. (a)	416,000	4,319
Roche Holding AG, nonvoting non-registered shares	6,994	3,173
Asahi Intecc Co., Ltd.	115,400	1,916
		241,012
American Funds International Vantage Fund — Page 2 of 7

unaudited
Common stocks (continued) Consumer discretionary 7.28%	Shares	Value (000)
LVMH Moet Hennessy-Louis Vuitton SE	49,896	$32,346
MercadoLibre, Inc. (a)	13,047	28,022
Industria de Diseno Textil SA	407,810	26,587
Amadeus IT Group SA, Class A, non-registered shares	385,262	25,857
Sony Group Corp.	1,135,500	25,343
Suzuki Motor Corp.	827,100	11,258
Aristocrat Leisure, Ltd.	270,862	10,102
Moncler SpA	153,082	8,893
InterContinental Hotels Group PLC	49,003	6,606
Alibaba Group Holding, Ltd.	256,200	5,549
Ferrari NV (EUR denominated)	15,341	5,106
Evolution AB	53,822	3,496
Flutter Entertainment PLC (a)	16,033	2,648
Compagnie Generale des Etablissements Michelin	68,626	2,550
		194,363
Consumer staples 6.48%
L’Oreal SA, non-registered shares	76,631	35,153
Nestle SA	351,542	33,392
British American Tobacco PLC	458,387	27,448
Imperial Brands PLC	519,624	21,800
Danone SA	240,657	18,782
Anheuser-Busch InBev SA/NV	209,152	14,895
Pernod Ricard SA	93,876	8,354
Unilever PLC	118,637	8,020
Carlsberg A/S, Class B	37,586	5,089
		172,933
Utilities 5.04%
RWE AG	839,767	53,275
Iberdrola SA, non-registered shares	1,713,873	38,447
Engie SA	1,253,137	37,283
SSE PLC	162,700	5,392
		134,397
Materials 4.06%
Barrick Mining Corp.	278,551	12,755
Barrick Mining Corp. (CAD denominated)	233,426	10,669
Shin-Etsu Chemical Co., Ltd.	651,900	21,605
Antofagasta PLC	320,624	16,005
Air Liquide SA	70,162	13,135
Heidelberg Materials AG, non-registered shares	44,768	12,274
Glencore PLC	994,061	6,791
Lundin Mining Corp.	176,900	4,463
Rio Tinto PLC	37,656	3,472
Resonac Holdings Co., Ltd.	59,600	3,447
Smurfit Westrock PLC	45,811	1,907
BASF SE	34,696	1,890
		108,413
Communication services 2.39%
Nintendo Co., Ltd.	464,400	30,173
Tencent Holdings, Ltd.	230,400	17,873
Koninklijke KPN NV	1,363,301	6,639
Spotify Technology SA (a)	8,946	4,476
American Funds International Vantage Fund — Page 3 of 7

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Swisscom AG (a)	3,554	$2,912
NetEase, Inc.	65,100	1,708
		63,781
Energy 1.03%
TotalEnergies SE (EUR denominated)	380,016	27,545
Total common stocks (cost: $1,560,541,000)		2,588,148
Short-term securities 3.13% Money market investments 3.13%
Capital Group Central Cash Fund 3.62% (b)(c)	836,036	83,604
Total short-term securities (cost: $83,610,000)		83,604
Total investment securities 100.13% (cost: $1,644,151,000)		2,671,752
Other assets less liabilities (0.13)%		(3,516)
Net assets 100.00%		$2,668,236
Investments in affiliates (c)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend or interest income (000)
Short-term securities 3.13%
Money market investments 3.13%
Capital Group Central Cash Fund 3.62% (b)	$128,752	$189,016	$234,138	$9	$(35)	$83,604	$872

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 1/31/2026.
(c)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
American Funds International Vantage Fund — Page 4 of 7

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds International Vantage Fund — Page 5 of 7

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of January 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$728,846	$—	$—	$728,846
Financials	523,946	—	—	523,946
Information technology	371,675	21,237	—	392,912
Health care	241,012	—	—	241,012
Consumer discretionary	194,363	—	—	194,363
Consumer staples	172,933	—	—	172,933
Utilities	134,397	—	—	134,397
Materials	108,413	—	—	108,413
Communication services	63,781	—	—	63,781
Energy	27,545	—	—	27,545
Short-term securities	83,604	—	—	83,604
Total	$2,650,515	$21,237	$—	$2,671,752

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GDR = Global Depositary Receipts
American Funds International Vantage Fund — Page 6 of 7

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-123-0326
American Funds International Vantage Fund — Page 7 of 7